Decommissioning Liabilities	12 Months Ended
Dec. 31, 2018
Provision For Decommissioning Restoration And Rehabilitation Costs [Abstract]
Decommissioning Liabilities

25. DECOMMISSIONING LIABILITIES

The decommissioning provision represents the present value of the expected future costs associated with the retirement of upstream crude oil and natural gas assets, refining facilities and the crude-by-rail terminal. The aggregate carrying amount of the obligation is:

	2018	2017
Decommissioning Liabilities, Beginning of Year	1,029	1,847
Liabilities Incurred	8	20
Liabilities Acquired (Note 9) (1)	-	944
Liabilities Settled	(44)	(70)
Liabilities Disposed (1)	(30)	(139)
Transfers (to) from Liabilities Related to Assets Held for Sale (Note 11)	149	(1,621)
Change in Estimated Future Cash Flows	(136)	(155)
Change in Discount Rate	(165)	76
Unwinding of Discount on Decommissioning Liabilities	63	128
Foreign Currency Translation	1	(1)
Decommissioning Liabilities, End of Year	875	1,029
(1)	In connection with the Acquisition, Cenovus was deemed to have disposed of its pre-existing interest in FCCL and reacquired it at fair value as required by IFRS.

As at December 31, 2018, the undiscounted amount of estimated future cash flows required to settle the obligation is $5,163 million (2017 – $3,360 million), which has been discounted using a credit-adjusted risk-free rate of 6.5 percent (2017 – 5.3 percent) and an inflation rate of two percent (2017 – two percent). Most of these obligations are not expected to be paid for several years, or decades, and are expected to be funded from general resources at that time. The Company expects to settle approximately $50 million to $55 million of decommissioning liabilities over the next year. Revisions in estimated future cash flows resulted from a change in the timing of decommissioning liabilities over the estimated life of the reserves, partially offset by an increase in cost estimates.

Sensitivities

Changes to the credit-adjusted risk-free rate or the inflation rate would have the following impact on the decommissioning liabilities:

	2018		2017
As at December 31,	Credit-Adjusted Risk-Free Rate	Inflation Rate	Credit-Adjusted Risk-Free Rate	Inflation Rate
One Percent Increase	(138)	196	(98)	197
One Percent Decrease	188	(145)	192	(103)